1933 Act File No. 333-215607

1940 Act File No. 811-23227

Syntax ETF Trust

Supplement dated March 1, 2022 to the
Statement of Additional Information,

dated May 1, 2021

Effective immediately, this Supplement amends certain information in the Fund’s Statement of Additional Information dated May 1, 2021 (the “SAI”) as indicated below.

***

Effective August 18, 2021, Kathy Cuocolo, an Interested Trustee of the Syntax ETF Trust (the “Trust”), resigned from her role as President of the Trust. At a meeting held on August 18, 2021, the Board of Trustees of the Trust elected Carly Arison President of the Trust. The Board of Trustees of the Trust elected Bill Belitsky Secretary of the Trust on February 22, 2022. Accordingly, the tables under the heading “TRUSTEES AND OFFICERS OF TRUST” in the “MANAGEMENT OF THE TRUST” section of the SAI are deleted in their entirety and replaced with the tables below.

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	6	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present)
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Senior Managing Director and Chief Operating Officer, Pinebridge Investments (investment adviser) (2010 to 2016).	6

Director, Daniel J. Edelman

Holding (2016 to present)

(communications marketing firm);

Director, Xometry (advanced

manufacturing platform business)

(2014 to present); Director, KBL

Merger Corp IV (2017 to present)

(healthcare acquisition corp).

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and
Entrepreneurship Officer,
UC Berkeley (since 2020);
Director (2013 to 2016),
Matthews A Share
Selections Fund, LLC
(mutual funds); Professor
and William & Janet
Cronk Chair in Innovative
Leadership (2019), Dean
(2008-19), Haas School of
Business, UC Berkeley;
Haas School of Business,
UC Berkeley; Chief
Learning Officer (2006 to
2008), Goldman Sachs
(investment banking and
investment management);
Executive Associate Dean
(2005 to 2006), Acting
Dean (2004 to 2005),
Professor (2000 to 2004),
Associate Professor (1996
to 2000), Assistant
Professor (1993 to 1996),
Haas School of Business,
			UC Berkeley.	6	Trustee, Matthews International Funds (2009 to present)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Director, Entergy Corp. (2009 to 2015); Principal, The Brattle Group, Inc. (since 1991).	6
Interested Trustees*
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics management company for Syntax Advisors).	6	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).

*	*Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Riggs and Ms. Cuocolo are deemed to be interested persons due to their senior leadership positions with the Funds’ investment adviser (Syntax Advisors, LLC) and its Parent (Syntax LLC).

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Kathy Cuocolo (1952)	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2021); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	6	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Trustee, Monterey Capital (2021 to present) (acquisition corp.).

OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990)	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to Present)
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
Brandon Kipp (1983)	Chief Compliance Officer	Since 2019	Director, Foreside Financial Group, LLC (since May 2019); Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (from July 2017 to May 2019); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017).
Bill Belitsky (1979)	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021)

Please retain this supplement for future reference.